Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	₩ 57,466,678	₩ 64,785,709	₩ 65,154,636
Interest income	372,174	352,384	337,258
Interest expenses	(638,797)	(755,711)	(741,296)
Depreciation and amortization	(3,621,740)	(3,461,115)	(3,267,629)
Impairment loss on property, plant and equipment and others	(229,846)	(704,756)	(1,451,397)
Share of loss of equity-accounted investees, net	133,297	273,741	112,635
Income tax expense	(224,272)	(1,088,369)	(1,683,630)
Segment profit	1,748,492	2,038,165	1,932,386
Assets	79,683,676	79,370,808
Liabilities	32,080,153	31,607,510
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	89,748,804	101,104,207	102,258,628
Interest income	404,942	399,592	373,926
Interest expenses	(725,487)	(871,655)	(863,560)
Depreciation and amortization	(3,661,357)	(3,425,677)	(3,325,415)
Impairment loss on property, plant and equipment and others	(78,257)	(634,745)	(1,343,360)
Share of loss of equity-accounted investees, net	(609,003)	(1,027,435)	(1,049,335)
Income tax expense	(300,378)	(1,035,769)	(1,664,258)
Segment profit	1,312,569	1,324,046	1,331,419,000
Assets	101,272,738	102,502,209	101,878,001
Investment in subsidiaries, associates and joint ventures	18,895,337	18,650,051	18,922,074
Acquisition of non-currentassets	3,486,765	2,903,434	2,652,860
Liabilities	38,937,462	40,324,920	40,264,320
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	57,792,796	64,366,848	64,977,777
Reportable segments [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	31,956,008	36,737,359	37,280,851
Reportable segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	20,367,782	23,640,576	24,344,571
Reportable segments [member] | Steel [member]
Disclosure of operating segments [line items]
Revenues	44,258,320	49,808,443	50,421,222
Interest income	233,833	211,715	199,016
Interest expenses	(467,767)	(529,743)	(468,681)
Depreciation and amortization	(3,040,316)	(2,892,901)	(2,812,666)
Impairment loss on property, plant and equipment and others	(37,623)	(497,583)	(1,057,474)
Share of loss of equity-accounted investees, net	(409,889)	(865,769)	(733,879)
Income tax expense	(77,682)	(725,448)	(1,307,292)
Segment profit	711,883	585,948	1,268,313,000
Assets	71,105,618	71,153,809	70,976,493
Investment in subsidiaries, associates and joint ventures	15,425,607	15,650,654	16,099,692
Acquisition of non-currentassets	2,819,217	2,275,103	2,239,467
Liabilities	20,976,864	21,101,474	20,289,037
Reportable segments [member] | Steel [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	28,892,877	32,078,453	32,358,009
Reportable segments [member] | Steel [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	15,365,443	17,729,990	18,063,213
Reportable segments [member] | Steel [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	10,545,577	12,184,743	12,496,287
Reportable segments [member] | Trading [member]
Disclosure of operating segments [line items]
Revenues	32,292,025	37,624,818	38,318,855
Interest income	44,528	41,739	36,437
Interest expenses	(127,800)	(183,129)	(189,165)
Depreciation and amortization	(313,134)	(276,817)	(210,493)
Impairment loss on property, plant and equipment and others	(8,226)	(131,914)	(86,085)
Share of loss of equity-accounted investees, net	(116,074)	(76,038)	(160,085)
Income tax expense	(92,589)	(119,044)	(52,914)
Segment profit	157,152	165,348	49,264,000
Assets	13,152,462	14,482,538	15,550,854
Investment in subsidiaries, associates and joint ventures	1,958,333	1,409,764	1,379,045
Acquisition of non-currentassets	180,005	192,805	132,017
Liabilities	8,804,555	10,184,521	11,454,079
Reportable segments [member] | Trading [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	19,345,222	22,157,131	22,407,717
Reportable segments [member] | Trading [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	12,946,803	15,467,687	15,911,138
Reportable segments [member] | Trading [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	6,413,835	8,130,503	8,743,666
Reportable segments [member] | Construction [member]
Disclosure of operating segments [line items]
Revenues	7,609,991	7,688,005	7,320,734
Interest income	103,974	118,102	115,019
Interest expenses	(60,768)	(77,005)	(111,101)
Depreciation and amortization	(71,144)	(29,266)	(36,840)
Impairment loss on property, plant and equipment and others	(32,184)	(1,490)	(82,521)
Share of loss of equity-accounted investees, net	(65,409)	(85,628)	(155,371)
Income tax expense	(57,178)	(86,106)	(238,441)
Segment profit	150,021	27,789	234,000
Assets	7,658,130	7,653,637	7,333,221
Investment in subsidiaries, associates and joint ventures	603,752	527,418	511,230
Acquisition of non-currentassets	36,385	30,563	49,095
Liabilities	4,260,003	4,584,423	4,386,852
Reportable segments [member] | Construction [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	6,576,170	6,944,629	6,769,410
Reportable segments [member] | Construction [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	1,033,821	743,376	551,324
Reportable segments [member] | Construction [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	965,409	686,881	465,057
Reportable segments [member] | Other reportable segment [member]
Disclosure of operating segments [line items]
Revenues	5,588,468	5,982,941	6,197,817
Interest income	22,607	28,036	23,454
Interest expenses	(69,152)	(81,778)	(94,613)
Depreciation and amortization	(236,763)	(226,693)	(265,416)
Impairment loss on property, plant and equipment and others	(224)	(3,758)	(117,280)
Share of loss of equity-accounted investees, net	(17,631)
Income tax expense	(72,929)	(105,171)	(65,611)
Segment profit	293,513	544,961	13,608,000
Assets	9,356,528	9,212,225	8,017,433
Investment in subsidiaries, associates and joint ventures	907,645	1,062,215	932,107
Acquisition of non-currentassets	451,158	404,963	232,281
Liabilities	4,896,040	4,454,502	4,134,352
Reportable segments [member] | Other reportable segment [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	2,978,527	3,186,635	3,442,641
Reportable segments [member] | Other reportable segment [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	2,609,941	2,796,306	2,755,176
Reportable segments [member] | Other reportable segment [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	₩ 2,442,961	₩ 2,638,449	₩ 2,639,561